PENSION BENEFITS	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
PENSION BENEFITS

NOTE 12. PENSION BENEFITS

Our Company and our subsidiaries have defined benefit and defined contribution pension plans that cover substantially all of our employees.

Defined Benefit Pension Plan

We have a defined benefit pension plan in accordance with the Labor Standards Law of the Republic of China (R.O.C.) for our employees located in Taiwan, covering substantially all full-time employees for services provided prior to July 1, 2005, and employees who have elected to remain in the defined benefit pension plan subsequent to the enactment of the Labor Pension Act on July 1, 2005. Under the defined benefit pension plan, employees are entitled to a lump sum retirement benefit upon retirement equivalent to the aggregate of 2 months’ pensionable salary for each of the first 15 years of service and 1 month’s pensionable salary for each year of service thereafter subject to a maximum of 45 months’ pensionable salary. The pensionable salary is the monthly average salary or wage of the final six months prior to approved retirement.

We use December 31 as the measurement date for our defined benefit pension plan. As of December 31, 2023 and 2022, the accumulated benefit obligation amounted to $266 thousand and $247 thousand, respectively, and the funded status of prepaid pension assets amounted to $134 thousand and $142 thousand, respectively. The fair value of plan assets amounted to $473 thousand and $463 thousand as of December 31, 2023 and 2022, respectively. The accumulated other comprehensive income amounted to $15 thousand and $4 thousand as of December 31, 2023 and 2022, respectively. The net periodic benefit cost for 2023, 2022 and 2021 amounted to ($2) thousand, $1 thousand and $3 thousand, respectively.

The following table sets forth the plan’s benefit obligations, fair value of plan assets, and funded status at December 31, 2023 and 2022:

	December 31
(in US$ thousands)	2023	2022
Benefit obligation	$339	$321
Fair value of plan assets	473	463
	$(134)	$(142)
Amounts recognized in the balance sheet consist of:
Noncurrent liabilities (assets)	$(134)	$(142)
Accumulated other comprehensive income	—	—
Net amount recognized	$(134)	$(142)
Amounts recognized in accumulated comprehensive income (loss) consist of:
Unrecognized net gain (loss)	$(15)	$(4)

For the years ended December 31, 2023, 2022 and 2021, the net period pension cost consisted of the following:

	December 31
(in US$ thousands)	2023	2022	2021
Service cost	$—	$—	$—
Interest cost	6	2	3
Expected return on plan assets	(8)	(3)	(3)
Amortization of net loss	—	2	3
Curtailment gain	—	—	—
	$(2)	$1	$3

Weighted average assumptions used to determine benefit obligations for 2023 and 2022 were as follows:

	December 31
	2023	2022
Discount rate	1.625%	1.750%
Rate of compensation increase	2.00%	2.00%

Weighted average assumptions used to determine net periodic benefit cost for end of fiscal year were as follows:

	2023	2022
Discount rate	1.750%	0.750%
Rate of return on plan assets	1.750%	0.750%
Rate of compensation increase	2.00%	2.00%

Management determines the discount rate and rate of return on plan assets based on the yields of fifteen year ROC central government bonds which is in line with the respective employees remaining service period and the historical rate of return on the above mentioned Fund mandated by the ROC Labor Standard Law.

We have contributed an amount equal to 2% of the salaries and wages paid to all qualified employees located in Taiwan to a pension fund (the “Fund”). The Fund is administered by a pension fund monitoring committee (the “Committee”) and deposited in the Committee’s name in the Bank of Taiwan. Our Company makes pension payments from our account in the Fund unless the Fund is insufficient, in which case we make payments from internal funds as payments become due. We seek to maintain a normal, highly liquid working capital balance to ensure payments are made timely.

We expect to make a contribution of $0 thousand to the Fund in 2024. We expect to make future benefit payments of $10 thousand to employees from 2024 to 2028 and $75 thousand from 2029 to 2033.

Defined Contribution Pension Plans

We have provided defined contribution plans for employees located in Taiwan and Hong Kong. Contributions to the plans are expensed as incurred.

Taiwan

Pursuant to the new “Labor Pension Act” enacted on July 1, 2005, our Company has a defined contribution pension plan for our employees located in Taiwan. For eligible employees who elect to participate in the defined contribution pension plan, we contribute no less than 6% of an employee’s monthly salary and wage and up to the maximum amount of NT$9 thousand (approximately $293), to each of the eligible employees’ individual pension accounts at the Bureau of Labor Insurance each month. Pension payments to employees are made either by monthly installments or in a lump sum from the accumulated contributions and earnings in employees’ individual accounts.

Hong Kong

According to the relevant Hong Kong regulations, we provide a contribution plan for the eligible employees in Hong Kong. We must contribute at least 5% of the employees’ total salaries. For this purpose, the monthly relevant contribution to their individual contribution accounts is subject to a cap of HK$1.5 thousand (approximately $192). After the termination of employment, the benefits still belong to the employees in any circumstances.

The total amount of defined contribution pension expenses pursuant to our defined contribution plans for the years ended December 31, 2023, 2022 and 2021 were $163 thousand, $167 thousand, and $193 thousand, respectively, which are included in operating expenses.